Receivables (Schedule of Amounts Securitized or Factored) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounted for as secured borrowings	$ 12	$ 9
Accounted for as sales	$ 964	$ 816